Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000028291 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	31.00%	[1]
C000028291 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[1]
C000028291 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[1]
C000028291 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1],[2]
C000028291 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	43.00%	[1]
C000028291 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[1]
C000028291 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[1]
C000028291 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[1]
C000028293 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	31.00%	[3]
C000028293 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[3]
C000028293 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[3]
C000028293 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[3],[4]
C000028293 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	43.00%	[3]
C000028293 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[3]
C000028293 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[3]
C000028293 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[3]
C000129904 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	31.00%	[5]
C000129904 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[5]
C000129904 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[5]
C000129904 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[5],[6]
C000129904 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	43.00%	[5]
C000129904 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[5]
C000129904 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[5]
C000129904 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[5]
C000149629 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	31.00%	[7]
C000149629 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[7]
C000149629 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[7]
C000149629 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[7],[8]
C000149629 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	43.00%	[7]
C000149629 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[7]
C000149629 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[7]
C000149629 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[7]
C000028294 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	31.00%	[9]
C000028294 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[9]
C000028294 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[9]
C000028294 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[9],[10]
C000028294 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	43.00%	[9]
C000028294 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[9]
C000028294 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[9]
C000028294 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[9]

[1]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[2]	Amount rounds to less than 0.1%.
[3]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[4]	Amount rounds to less than 0.1%.
[5]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[6]	Amount rounds to less than 0.1%.
[7]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[8]	Amount rounds to less than 0.1%.
[9]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[10]	Amount rounds to less than 0.1%.